Taxes	12 Months Ended
Oct. 31, 2024
Taxes [Abstract]
TAXES

Note 11 — TAXES

(a)	Corporate Income Taxes (“CIT”)

Cayman

Caravelle is incorporated in the Cayman Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of the Cayman Islands.

BVI

SGEX is incorporated in the British Virgin Islands (“BVI”) as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Samoa

Topsheen Shipping Group Corporation was incorporated in Samoa. There is no income tax for income sourced or earned outside Samoa. Accordingly, the Company’s consolidated financial statements do not present any income tax provisions related to Samoa tax as all income was earned outside of Samoa.  If the Company had any income sourced in Samoa, it would be taxed at 27%.

Singapore

Under Singapore tax laws, subsidiaries in Singapore are subject to statutory income tax rate at 17.0% if revenue is generated in Singapore and there are no withholding taxes in Singapore on remittance of dividends.

Topsheen Companies participates under the Maritime Sector Incentive-Approved International Shipping Enterprise (MSI-AIS) award in Singapore. All qualified shipping income derived from the shipping activity of Topsheen Companies is exempt from taxation for the duration of MSI-AIS approval. The MSI-AIS approval was received in November 2015 for a period of ten years. The impact of the tax exemption noted above decreased taxes by $nil, $nil and $4,266,324 for the years ended October 31, 2024, 2023 and 2022, respectively. The benefit of the tax exemption on net income (loss) per share (basic and diluted) were $nil per share, $nil per share and $0.09 per share for the years ended October 31, 2024, 2023 and 2022, respectively. As the Company’s revenue are 100% generated from exempt income, the Company’s net operating loss is not eligible to carried forward for further taxable profit offset. No deferred tax assets were recognized as of October 31, 2024 and 2023.

United States

Pursuant to the U.S. Internal Revenue Code (the “Code”), U.S.-source income from the international operation of ships is generally exempt from U.S. tax if the company operating the ships meets certain requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. corporations.

i)	The components of the Group’s income tax provision are as follows:

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2024	2023	2022
Current	$4,249	$3,618	$11,584
Deferred	(110)	(1,076)	(341)
Total	$4,139	$2,542	$11,243
ii)	The following table summarizes the Group’s deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	October 31, 2024	October 31, 2023
Deferred tax liability:
Depreciation for tangible assets	$107	$217
Total	$107	$217

The Group’s income (loss) before income taxes consisted of:

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2024	2023	2022
Non-Singapore	$(26,514,548)	$(1,534,840)	$(1,334,643)
Singapore	5,303,837	(14,240,322)	24,942,800
Total	$(21,210,711)	$(15,775,162)	$23,608,157

The following table reconciles the Singapore statutory rates to the Group’s effective tax rate for the years ended October 31, 2024, 2023 and 2022.

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2024	2023	2022
Singapore Statutory income tax rate	17.0%	17.0%	17.0%
Differential of local statutory tax rate	(21.3)%	(2.2)%	6.1%
Effect of preferential tax rate	4.4%	(15.4)%	(18.2)%
Non-taxable income	-%	0.8%	(5.1)%
Non-deductible items and others *	(0.2)%	(0.22)%	0.3%
Effective tax rate	(0.1)%	(0.02)%	0.10%

*	Non-deductible items and others represent excess expenses and losses not deductible for Singapore tax purpose.

(b)	Taxes payable

Taxes payable consist of the following:

	October 31, 2024	October 31, 2023

Income tax payable	$7,756	$56,161
Total taxes payable	$7,756	$56,161